Net Loss Per Share of Common Share - Potentially dilutive securities excluded from the calculation (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Potentially dilutive securities excluded from the calculation
Total	49,059,282	31,868,397	49,200,097	26,711,074
Stock options
Potentially dilutive securities excluded from the calculation
Total	17,550,369	19,198,254	17,691,184	18,951,539
RSUs
Potentially dilutive securities excluded from the calculation
Total	1,232,794		1,232,794
Warrants (public and private)
Potentially dilutive securities excluded from the calculation
Total	30,276,119	12,670,143	30,276,119	7,759,535